Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Assets	$ 11,188,028	$ 10,911,470
Liabilities	6,332,841	6,173,099
APUC's investment carrying amount for the entities	119,798	83,497
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Assets	1,686,942	833,791
Liabilities	1,496,166	697,751
Net assets	190,776	136,040
Investments in Significant Partnerships and Joint Ventures | APUC
Schedule of Equity Method Investments [Line Items]
Net assets	98,645	63,624
Difference between investment carrying amount and underlying equity in net assets(a)	21,153	18,487
APUC's investment carrying amount for the entities	$ 119,798	$ 82,111